Putnam Small Cap Value Fund
The fund's portfolio
11/30/21 (Unaudited)

COMMON STOCKS (96.6%)(a)
	Shares	Value
Aerospace and defense (2.3%)
Aerojet Rocketdyne Holdings, Inc.	40,500	$1,702,620
Maxar Technologies, Inc.	87,300	2,403,369
Vectrus, Inc.(NON)	57,420	2,402,453

		6,508,442
Air freight and logistics (1.0%)
Radiant Logistics, Inc.(NON)	389,900	2,939,846

		2,939,846
Airlines (1.6%)
Allegiant Travel Co.(NON)	14,100	2,442,402
Sun Country Airlines Holdings, Inc.(NON)	79,395	2,177,805

		4,620,207
Auto components (0.8%)
Patrick Industries, Inc.	29,200	2,329,284

		2,329,284
Banks (18.4%)
Ameris Bancorp	61,400	2,988,338
Bancorp, Inc. (The)(NON)	103,700	2,931,599
Berkshire Hills Bancorp, Inc.	91,800	2,451,978
Coastal Financial Corp./WA(NON)	52,174	2,281,569
ConnectOne Bancorp, Inc.	103,824	3,374,280
CrossFirst Bankshares, Inc.(NON)	202,500	2,832,975
Eastern Bankshares, Inc.	111,400	2,242,482
Equity Bancshares, Inc. Class A	48,900	1,590,228
First Bancshares, Inc. (The)	58,900	2,288,854
First Foundation, Inc.	96,800	2,460,656
Five Star Bancorp	114,401	3,396,566
Lakeland Bancorp, Inc.	186,600	3,338,274
Metropolitan Bank Holding Corp.(NON)	29,156	2,767,779
OFG Bancorp (Puerto Rico)	145,300	3,501,730
Origin Bancorp, Inc.	55,600	2,345,764
Preferred Bank	40,300	2,746,445
Professional Holding Corp. Class A(NON)	87,879	1,673,216
QCR Holdings, Inc.	46,291	2,496,937
Southern First Bancshares, Inc.(NON)	40,646	2,379,010
Univest Financial Corp.	102,800	2,834,196

		52,922,876
Building products (0.8%)
Quanex Building Products Corp.	107,154	2,289,881

		2,289,881
Chemicals (2.2%)
Olin Corp.	53,500	2,907,725
Tronox Holdings PLC Class A (United Kingdom)	149,895	3,296,191

		6,203,916
Commercial services and supplies (4.9%)
ACCO Brands Corp.	370,600	3,061,156
Aris Water Solution, Inc. Class A(NON)	198,753	2,881,919
Clean Harbors, Inc.(NON)	28,000	2,840,320
Deluxe Corp.	80,700	2,730,888
MillerKnoll, Inc.	66,000	2,504,040

		14,018,323
Communications equipment (0.7%)
Ribbon Communications, Inc.(NON)	374,600	2,041,570

		2,041,570
Construction and engineering (2.1%)
Sterling Construction Co., Inc.(NON)	90,300	2,327,031
WillScot Mobile Mini Holdings Corp.(NON)	98,148	3,738,457

		6,065,488
Containers and packaging (1.0%)
Silgan Holdings, Inc.	71,200	2,952,664

		2,952,664
Diversified consumer services (1.3%)
Universal Technical Institute, Inc.(NON)	461,335	3,875,214

		3,875,214
Electric utilities (1.0%)
Otter Tail Corp.	42,700	2,792,153

		2,792,153
Electrical equipment (1.8%)
LSI Industries, Inc.	339,800	2,412,580
nVent Electric PLC (United Kingdom)	80,600	2,807,298

		5,219,878
Electronic equipment, instruments, and components (0.8%)
Jabil, Inc.	40,111	2,344,889

		2,344,889
Energy equipment and services (1.0%)
Newpark Resources, Inc.(NON)	1,101,000	3,005,730

		3,005,730
Entertainment (1.0%)
Lions Gate Entertainment Corp. Class A(NON)(S)	192,728	2,823,465

		2,823,465
Equity real estate investment trusts (REITs) (5.8%)
Alpine Income Property Trust, Inc.(R)	154,494	2,765,443
Diversified Healthcare Trust(R)	642,029	1,791,261
EPR Properties(R)	56,700	2,615,004
Global Medical REIT, Inc.(R)	168,000	2,745,120
RLJ Lodging Trust(R)	182,900	2,302,711
Spirit Realty Capital, Inc.(R)	50,501	2,250,325
Xenia Hotels & Resorts, Inc.(NON)(R)	139,700	2,189,099

		16,658,963
Food and staples retail (0.9%)
Andersons, Inc. (The)	77,600	2,636,848

		2,636,848
Health-care equipment and supplies (1.0%)
Lantheus Holdings, Inc.(NON)	106,400	2,849,392

		2,849,392
Health-care providers and services (3.9%)
Acadia Healthcare Co., Inc.(NON)	56,187	3,156,024
Brookdale Senior Living, Inc.(NON)	533,354	3,125,454
RadNet, Inc.(NON)	86,200	2,323,952
Tivity Health, Inc.(NON)	105,300	2,508,246

		11,113,676
Hotels, restaurants, and leisure (0.7%)
Brinker International, Inc.(NON)	59,400	2,055,240

		2,055,240
Household durables (1.0%)
Hooker Furniture Corp.	71,000	1,685,540
Purple Innovation, Inc.(NON)	113,506	1,171,382

		2,856,922
Insurance (1.9%)
Argo Group International Holdings, Ltd. (Bermuda)	58,400	3,169,952
Heritage Insurance Holdings, Inc.	338,047	2,251,393

		5,421,345
Interactive media and services (0.8%)
j2 Global, Inc.(NON)(S)	20,300	2,311,561

		2,311,561
Internet and direct marketing retail (0.7%)
RumbleON, Inc. Class B(NON)	54,600	2,153,970

		2,153,970
IT Services (2.9%)
Hackett Group, Inc. (The)	181,000	3,703,260
IBEX, Ltd.(NON)	179,119	2,368,849
Unisys Corp.(NON)	128,500	2,333,560

		8,405,669
Leisure products (1.9%)
Vista Outdoor, Inc.(NON)	122,742	5,360,143

		5,360,143
Machinery (3.0%)
Columbus McKinnon Corp./NY	55,363	2,459,224
Crane Co.	30,072	2,903,151
Hillenbrand, Inc.	28,200	1,257,720
Mayville Engineering Co., Inc.(NON)	130,779	1,942,068

		8,562,163
Metals and mining (4.2%)
Alamos Gold, Inc. Class A (Canada)	280,300	2,141,492
Commercial Metals Co.	82,000	2,533,800
Ferroglobe Representation & Warranty Insurance Trust(NON)	270,395	—
Haynes International, Inc.	73,340	2,938,734
Major Drilling Group International, Inc. (Canada)(NON)	519,300	3,496,012
Olympic Steel, Inc.	52,813	1,074,745

		12,184,783
Mortgage real estate investment trusts (REITs) (2.2%)
Ladder Capital Corp.(R)	267,078	3,042,018
New Residential Investment Corp.(R)	307,300	3,266,599

		6,308,617
Multi-utilities (0.8%)
Unitil Corp.	54,200	2,246,048

		2,246,048
Multiline retail (1.2%)
Franchise Group, Inc.	73,500	3,509,625

		3,509,625
Oil, gas, and consumable fuels (4.7%)
Arch Resources, Inc.(NON)	5,000	387,450
CNX Resources Corp.(NON)(S)	253,400	3,456,376
Magnolia Oil & Gas Corp. Class A	254,375	4,825,494
SM Energy Co.	168,000	4,872,000

		13,541,320
Paper and forest products (1.1%)
Verso Corp. Class A	149,553	3,161,550

		3,161,550
Pharmaceuticals (1.0%)
Antares Pharma, Inc.(NON)	680,300	2,197,369
Atea Pharmaceuticals, Inc.(NON)	87,749	709,889

		2,907,258
Professional services (1.2%)
ICF International, Inc.	35,600	3,443,944

		3,443,944
Semiconductors and semiconductor equipment (2.0%)
Photronics, Inc.(NON)	204,800	2,705,408
Rambus, Inc.(NON)	109,600	2,948,240

		5,653,648
Software (1.0%)
Consensus Cloud Solutions, Inc.(NON)	5,466	342,390
Verra Mobility Corp.(NON)	184,300	2,652,077

		2,994,467
Specialty retail (1.6%)
Citi Trends, Inc.(NON)(S)	31,003	2,629,054
Zumiez, Inc.(NON)	46,300	2,118,688

		4,747,742
Textiles, apparel, and luxury goods (1.2%)
Unifi, Inc.(NON)	170,484	3,472,759

		3,472,759
Thrifts and mortgage finance (3.1%)
Bridgewater Bancshares, Inc.(NON)	150,400	2,570,336
Premier Financial Corp.	96,137	2,826,428
Walker & Dunlop, Inc.	24,900	3,503,181

		8,899,945
Tobacco (0.8%)
Turning Point Brands, Inc.(S)	64,100	2,435,800

		2,435,800
Trading companies and distributors (3.3%)
Custom Truck One Source, Inc.(NON)	337,500	2,538,000
Karat Packaging, Inc.(NON)	68,294	1,501,785
MRC Global, Inc.(NON)	385,200	2,650,176
Titan Machinery, Inc.(NON)	88,400	2,938,416

		9,628,377

Total common stocks (cost $238,704,102)		$278,475,601

INVESTMENT COMPANIES (2.6%)(a)
	Shares	Value
Crescent Capital BDC, Inc.(S)	29,934	$558,868
PennantPark Investment Corp.	433,900	2,963,537
Saratoga Investment Corp.(S)	42,486	1,227,845
Trinity Capital, Inc.	165,015	2,734,299

Total investment companies (cost $6,425,605)		$7,484,549

SHORT-TERM INVESTMENTS (2.1%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.10%(AFF)	3,837,960	$3,837,960
Putnam Short Term Investment Fund Class P 0.10%(AFF)	2,077,562	2,077,562

Total short-term investments (cost $5,915,522)		$5,915,522
TOTAL INVESTMENTS

Total investments (cost $251,045,229)		$291,875,672

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2021 through November 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $288,237,951.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/28/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$8,428,979	$119,890,754	$124,481,773	$8,067	$3,837,960
	Putnam Short Term Investment Fund**	2,929,444	54,461,789	55,313,671	1,362	2,077,562

	Total Short-term investments	$11,358,423	$174,352,543	$179,795,444	$9,429	$5,915,522
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $3,837,960 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,813,159.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$5,135,026	$—	$—
Consumer discretionary	30,360,899	—	—
Consumer staples	5,072,648	—	—
Energy	16,547,050	—	—
Financials	73,552,783	—	—
Health care	16,870,326	—	—
Industrials	63,296,549	—	—
Information technology	21,440,243	—	—
Materials	24,502,913	—	—
Real estate	16,658,963	—	—
Utilities	5,038,201	—	—

Total common stocks	278,475,601	—	—
Investment companies	7,484,549	—	—
Short-term investments	—	5,915,522	—

Totals by level	$285,960,150	$5,915,522	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com